Income Taxes - Schedule of Reconciliation of Federal Statutory Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	2.30%	2.00%	1.90%
Change in liability for uncertain tax positions	0.70%	0.70%	(0.20%)
Tax benefit from settlements of employee equity awards	(0.90%)	(1.20%)	(1.80%)
Other items, net	0.50%	0.80%	0.80%
Effective income tax rate on income attributable to HCA Healthcare, Inc.	23.60%	23.30%	21.70%
Income attributable to noncontrolling interests from consolidated partnerships	(3.30%)	(1.80%)	(2.50%)
Effective income tax rate on income before income taxes	20.30%	21.50%	19.20%